Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Jan. 23, 2016	Jul. 25, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 112.9	$ 45.6
Accounts and other receivables	168.9	70.8
Short-term investments	1.6	13.4
Other current assets	0.3	1.7
Total prepaid expenses and other current assets	$ 283.7	$ 131.5